Other Related Party Transactions (Details Narrative) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Accounts payable			$ 35,632
Everest Display, Inc [Member]
Accounts payable			4,325,000	$ 3,618,000
Payments to acquire products	$ 3,296,797	$ 3,210,252	5,300,000	2,800,000
Proceeds from sale	18,546	$ 30,527	66,000	$ 160,000
Management Agreement [Member]
Accounts payable	$ 365,120		$ 35,632
Class A Common Stock [Member]
Stock option purchase price per share percentage			100.00%	100.00%
December 31, 2018 [Member] | Class A Common Stock [Member]
Stock option purchase price per share percentage			100.00%
IPO [Member]
Percentage of annual management fee payable in cash			1.50%	1.50%
Annual fee for future			$ 1,000,000	$ 1,000,000
IPO [Member] | December 31, 2018 [Member]
Percentage of annual management fee payable in cash			1.50%
Annual fee for future			$ 1,000,000